Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Proved Developed and Undeveloped Reserve (Detail)	12 Months Ended
	Dec. 31, 2019 MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf	Dec. 31, 2017 MMBbls Bcf
Crude Oil Reserves [member]
Proved developed and undeveloped reserves:
Beginning balance | MMBbls	5,786	6,427	7,219
Revisions | MMBbls	784	22	(95)
Extensions and discoveries | MMBbls	78	140	147
Production | MMBbls	(688)	(743)	(805)
Farm outs & transfer of fields due to NHC bidding process | MMBbls		(59)	(38)
Ending Balance | MMBbls	5,961	5,786	6,427
Proved developed reserves at December 31 | MMBbls	3,585.0	3,488	4,166
Proved undeveloped reserves at December 31 | MMBbls	2,375.6	2,198	2,261
Dry gas reserve [member]
Proved developed and undeveloped reserves:
Beginning balance | Bcf	6,370	6,593	6,984
Revisions | Bcf	656	3	169
Extensions and discoveries | Bcf	196	809	468
Production | Bcf	(870)	(887)	(999)
Farm outs & transfer of fields due to NHC bidding process | Bcf		(148)	(29)
Ending Balance | Bcf	6,352	6,370	6,593
Proved developed reserves at December 31 | Bcf	3,608.5	3,380	4,026
Proved undeveloped reserves at December 31 | Bcf	2,743.1	2,990	2,567